Summary Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
The following table presents summary quarterly financial data for continuing operations.

	2014				2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in Millions, Except Per Share Amounts)
Sales	$502	$503	$793	$788	$428	$435	$396	$465
Gross margin	73	57	93	117	43	49	39	64
Income (loss) from continuing operations before income taxes	14	(38)	(11)	(8)	28	35	21	527
Net income (loss) from continuing operations	1	(36)	(21)	(19)	53	22	16	464
Net income (loss)	48	(141)	1	(114)	84	86	60	545
Net income (loss) attributable to Visteon Corporation	$19	$(155)	$(21)	$(138)	$69	$65	$43	$513

Per Share Data:
Basic earnings (loss) per share attributable to Visteon Corporation	$0.39	$(3.35)	$(0.48)	$(3.12)	$1.34	$1.30	$0.87	$10.56
Diluted earnings (loss) per share attributable to Visteon Corporation	$0.38	$(3.35)	$(0.46)	$(3.12)	$1.33	$1.29	$0.85	$10.32